Unaudited Condensed Consolidated Interim Statements of Loss - CHF (SFr) SFr in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Profit or loss [abstract]
Grant income	SFr 310	SFr 261	SFr 519	SFr 545
Operating income	310	261	519	545
Research and development expenses	(15,283)	(14,909)	(29,329)	(29,680)
General and administrative expenses	(8,595)	(6,120)	(16,486)	(11,608)
Operating expenses	(23,878)	(21,029)	(45,815)	(41,288)
Operating loss	(23,568)	(20,768)	(45,296)	(40,743)
Finance income	592	520	959	1,013
Finance expense	(309)	(183)	(482)	(430)
Fair value adjustment on warrant liabilities	12,100	(234)	4,117	(12,145)
Foreign currency exchange gain (loss)	1,221	(4,734)	1,788	(6,301)
Finance result	13,604	(4,631)	6,382	(17,863)
Loss before tax for the period	(9,964)	(25,399)	(38,914)	(58,606)
Income tax benefit (expense)	(6)	24	92	17
Loss for the period	SFr (9,970)	SFr (25,375)	SFr (38,822)	SFr (58,589)
Loss per share [abstract]
Basic, loss for the period attributable to equity holders	SFr (0.16)	SFr (0.49)	SFr (0.65)	SFr (1.16)
Diluted, loss for the period attributable to equity holders	SFr (0.16)	SFr (0.49)	SFr (0.65)	SFr (1.16)